Fair Value Of Assets And Liabilities Narrative (Detail) (Fair Value, Measurements, Recurring [Member], USD $)	Mar. 28, 2014	Sep. 27, 2013	Sep. 28, 2012
Estimate of Fair Value Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of debt	$ 5,694,800,000	$ 5,854,900,000	$ 6,052,900,000
Reported Value Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value of debt	$ 5,637,500,000	$ 5,824,100,000	$ 6,008,800,000